(8) TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Recoverable [Abstract]
Schedule of taxes recoverable

	Dec 31, 2019	Dec 31, 2018
Current
Prepayments of social contribution - CSLL	5,088	12,373
Prepayments of income tax - IRPJ	12,522	36,972
Income tax and social contribution to be offset	70,088	74,395
Income tax and social contribution recoverable	87,698	123,739

Withholding income tax - IRRF on interest on capital	40,432	8,163
Withholding income tax - IRRF	80,499	92,210
State VAT - ICMS to be offset	144,415	125,669
Social Integration Program - PIS	10,958	9,970
Contribution for Social Security Funding - COFINS	51,084	46,741
Others	4,039	4,764
Other taxes recoverable	331,428	287,517

Total current	419,126	411,256

Noncurrent
Social contribution to be offset - CSLL	65,589	62,458
Income tax to be offset - IRPJ	35,939	5,508
Income tax and social contribution recoverable	101,528	67,966

State VAT - ICMS to be offset	191,523	174,596
Social Integration Program - PIS	30,987	1,060
Contribution for Social Security Funding - COFINS	142,779	4,885
Others	5,306	5,185
Other taxes recoverable	370,595	185,725

Total noncurrent	472,123	253,691